Net Interest Expense and Other Net Finance Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Interest on credit facilities	$ 58.6	$ 38.2
Interest on lease liabilities	24.6	22.5
Other	6.2	2.5
Total interest expense	102.7	69.6
Total interest income	(11.7)	(5.6)
Net interest expense	91.0	64.0
Other net finance expense	2.0	9.2
Net interest expense and other net finance expense	93.0	73.2
Senior unsecured notes
Disclosure of attribution of expenses by nature to their function [line items]
Interest on senior unsecured notes	$ 13.3	$ 6.4